ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ (268,774)	$ (860,963)	$ 836,162
Cash flow from an investing activity:
Net cash used in investing activities	(674,551)	(53,312)	(1,031,849)
Cash flows from financing activities:
Repurchase of shares	(52,026)	(44,977)	0
Proceeds from exercise of share options	7,101	1,061	2,700
Dividends paid	0	(79,116)	(300,995)
Net cash provided by financing activities	821,745	1,263,607	97,114
(Decrease) increase in cash, cash equivalents and restricted cash, including those classified within assets held for sale	(102,221)	323,268	(88,087)
Cash, cash equivalents and restricted cash at beginning of year	1,755,770	1,432,502	1,520,589
Cash, cash equivalents and restricted cash at end of year	1,653,315	1,755,770	1,432,502
Parent Company [Member]
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(21,401)	389,520	413,044
Cash flow from an investing activity:
Advances to subsidiaries	(20,005)	(282,605)	(100,065)
Net cash used in investing activities	(20,005)	(282,605)	(100,065)
Cash flows from financing activities:
Repurchase of shares	(52,026)	(44,977)	0
Proceeds from exercise of share options	7,101	1,061	2,700
Advances from subsidiaries	54,187	3,685	24,281
Dividends paid	0	(79,116)	(300,995)
Net cash provided by financing activities	9,262	(119,347)	(274,014)
(Decrease) increase in cash, cash equivalents and restricted cash, including those classified within assets held for sale	(32,144)	(12,432)	38,965
Cash, cash equivalents and restricted cash at beginning of year	36,213	48,645	9,680
Cash, cash equivalents and restricted cash at end of year	4,069	36,213	48,645
Supplemental cash flow disclosures:
Cash refund for income taxes	0	0	638
Assignment of advance to subsidiary to offset with advance from subsidiary	235,897	0	0
Capitalization of advance to subsidiary as investment in subsidiary	$ 235,897	$ 0	$ 0